STOCK-BASED COMPENSATION	6 Months Ended	12 Months Ended
	Jul. 31, 2016	Jan. 31, 2016
STOCK-BASED COMPENSATION
STOCK-BASED COMPENSATION

8. STOCK-BASED COMPENSATION

The following table summarizes the stock-based compensation expenses included in the unaudited condensed consolidated statement of operations and comprehensive loss (in thousands):

	For the three months ended July 31,		For the six months ended July 31,
	2016	2015	2016	2015
Research and development	$129	$39	$205	$125
Sales and marketing	98	83	182	207
General and administrative expenses	197	202	310	292

Total	$424	$324	$697	$624

The Company estimates the fair value of stock options granted using the Black-Scholes pricing model. This model also requires subjective assumptions, including future stock price volatility and expected time to exercise, which greatly affect the calculated values. For employee grants, the fair value is amortized on a straight-line basis over the requisite service periods of the awards, which is generally the vesting period. As of July 31, 2016, total compensation costs related to unvested, but not yet recognized, stock-based awards was $2.7 million, net of estimated forfeitures. This cost will be amortized on a straight-line basis over a weighted average remaining period of 2.76 years and will be adjusted for subsequent changes in estimated forfeitures.

Valuation Assumptions

The following assumptions were used to calculate the estimated fair value of awards granted during the three and six months ended July 31, 2016:

	For the three months ended July 31,		For the six months ended July 31,
	2016	2015	2016	2015
Expected volatility	97.0% - 98.6%	82.6%	97.0% - 98.6%	82.6%
Expected term in years	6.5	6.0	6.5	6.0
Risk-free interest rate	1.14% - 1.28%	1.71%	1.14% - 1.28%	1.62% - 1.71%
Expected dividend yield	—	—	—	—

Expected Term

The expected term represents the period that the Company’s stock-based awards are expected to be outstanding. For awards granted subject only to service vesting requirements, the Company utilizes the simplified method for estimating the expected term of the stock-based award, instead of historical exercise data.

Expected Volatility

The Company uses the historical volatility of the price of shares of common stock of selected public companies, including the Company’s stock price, in the biotechnology sector due to its limited trading history.

Risk-Free Interest Rate

The Company bases the risk-free interest rate used in the Black-Scholes pricing method upon the implied yield curve currently available on U.S. Treasury zero-coupon issues with a remaining term equal to the expected term used as the assumption in the model.

Expected Dividend

The Company has never paid dividends on its shares of common stock and currently does not intend to do so and, accordingly, the dividend yield percentage is zero for all periods.

7. STOCK-BASED COMPENSATION

        The following table summarizes the stock-based compensation expenses included in the Company's Statement of Operations and Comprehensive Loss for the periods ended (in thousands):

	Year ended January 31,	One month ended January 31,	Year ended December 31,
	2016	2015	2014
Research and development	$256	$27	228
Sales and marketing	443	40	147
General and administrative	515	32	818

Total	$1,214	$99	$1,193

        The Company estimates the fair value of stock options granted using the Black-Scholes pricing model. This model also requires subjective assumptions, including future stock price volatility and expected time to exercise, which greatly affect the calculated values. For employee grants, the fair value is amortized on a straight-line basis over the requisite service periods of the awards, which is generally the vesting period. As of January 31, 2016, total compensation costs related to unvested, but not yet recognized, stock-based awards was $2.7 million, net of estimated forfeitures. This cost will be amortized on a straight-line basis over a weighted average remaining period of 3.02 years and will be adjusted for subsequent changes in estimated forfeitures.

Valuation Assumptions

        The following assumptions were used to calculate the estimated fair value of awards granted for the periods ended:

	Year ended January 31,	One month ended January 31,	Year ended December 31,
	2016	2015	2014
Expected volatility	81.3% - 82.6%	82.1%	82.2%
Expected term in years	6.0	6.0	6.0
Risk-free interest rate	1.57% - 2.26%	1.56%	1.74%
Expected dividend yield	—%	—%	—%

Expected Term

        The expected term represents the period that the Company's stock-based awards are expected to be outstanding. For awards granted subject only to service vesting requirements, the Company utilizes the simplified method for estimating the expected term of the stock-based award, instead of historical exercise data.

Expected Volatility

        The Company uses the historical volatility of the price of the common shares of selected public companies in the biotechnology sector due to its limited trading history.

Expected Dividend

        The Company has never paid dividends on its common shares and currently does not intend to do so and, accordingly, the dividend yield percentage is zero for all periods.

Risk-Free Interest Rate

        The Company bases the risk-free interest rate used in the Black-Scholes pricing method upon the implied yield curve currently available on U.S. Treasury zero-coupon issues with a remaining term equal to the expected term used as the assumption in the model.